Retirement Plans (Schedule of Amounts to be Amortized From Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 27, 2013
Pension Benefits
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Amortization of net actuarial loss	$ (8.3)
Amortization of prior service cost	0.6
Postretirement Benefits
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Amortization of net actuarial loss	0
Amortization of prior service cost	$ 9.3